TRADE RECEIVABLES (Schedule of Composition of Trade Receivables) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Trade (current and non-current)	₪ 1,061		₪ 1,130
Deferred interest income (note 2(n))	(25)		(26)
Allowance for credit loss	(162)		(188)	₪ (193)	₪ (190)
Trade receivables, net	874		916
Current	624	[1]	656
Non - current	₪ 250	[1]	₪ 260

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.